Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 18 — SEGMENT INFORMATION

For the years ended December 31, 2018 and 2017, the Group had only operated with one segment –equipment and engineering. Starting in July 2019, the Group's operations are organized into two segments, consisting of the equipment and engineering and financial services segments. The Group derives the results of the segments directly from its internal management reporting system. The CODM reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group's long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

Segment information of the Group for the year ended December 31, 2019 as follows:

	Equipment and Engineering	Financial services	Consolidated
Revenue	$18,577,590	$2,525,524	$21,103,114
Gross profit	5,550,589	2,506,032	8,056,621
Interest expenses	(158,119)	-	(158,119)
Depreciation and amortization	(983,567)	(242,410)	(1,225,977)
Capital expenditures	(394,988)	-	(394,998)
Segment profit (loss)	1,270,684	1,469,306	2,739,990
Goodwill	-	11,074,864	11,074,864
Segment assets of December 31, 2019	$66,802,900	$17,996,357	$84,799,257